Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument, Redemption [Line Items]
Total long-term debt	$ 1,045,686	$ 1,087,347
Periodic repayment
Debt Instrument, Redemption [Line Items]
Reminder of 2019	42,873
2020	85,945
2021	86,545
2022	71,210
2023	55,535
2024 and thereafter	15,180
Total long-term debt	357,288
Balloon Repayment
Debt Instrument, Redemption [Line Items]
2021	95,811
2022	236,509
2023	202,185
2024 and thereafter	153,893
Total long-term debt	$ 688,398